LKCM EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Aerospace & Defense - 2.1%
Honeywell International, Inc.	52,800	$8,691,408

Banks - 3.3%
Bank of America Corp.	160,000	3,854,400
Comerica, Inc.	100,000	3,825,000
Cullen/Frost Bankers, Inc.	65,000	4,156,750
Glacier Bancorp, Inc.	60,000	1,923,000
		13,759,150
Beverages - 3.5%
The Coca-Cola Co.	95,000	4,690,150
Keurig Dr Pepper, Inc.	100,000	2,760,000
PepsiCo, Inc.	49,000	6,791,400
		14,241,550
Biotechnology - 1.7%
Amgen, Inc.	28,000	7,116,480

Chemicals - 6.7%
Air Products & Chemicals, Inc.	30,200	8,995,372
Ecolab, Inc.	45,000	8,992,800
FMC Corp.	90,000	9,531,900
		27,520,072
Commercial Services & Supplies - 3.7%
Cintas Corp.	16,000	5,325,280
Waste Connections, Inc. (b)	97,500	10,120,500
		15,445,780
Computers & Peripherals - 3.4%
Apple, Inc.	120,000	13,897,200

Construction Materials - 1.0%
Martin Marietta Materials, Inc.	18,000	4,236,480

Diversified Financials - 1.6%
JPMorgan Chase & Co.	68,000	6,546,360

Electrical Equipment & Instruments - 4.8%
Franklin Electric Co., Inc.	85,000	5,000,550
Rockwell Automation, Inc.	25,000	5,517,000
Roper Technologies, Inc.	23,000	9,087,530
		19,605,080
Electronic Equipment & Instruments - 2.2%
National Instruments Corp.	55,000	1,963,500
Trimble, Inc. (a)	150,000	7,305,000
		9,268,500
Food Products - 0.7%
Mondelez International, Inc. - Class A	54,000	3,102,300

Health Care Equipment & Supplies - 11.2%
Alcon, Inc. (a)(b)	60,000	3,417,000
Danaher Corp.	70,000	15,073,100
PerkinElmer, Inc.	99,000	12,425,490
Stryker Corp.	20,000	4,167,400
Thermo Fisher Scientific, Inc.	25,000	11,038,000
		46,120,990
Household Products - 2.8%
Kimberly-Clark Corp.	50,000	7,383,000
The Procter & Gamble Co.	30,000	4,169,700
		11,552,700
Internet & Catalog Retail - 3.8%
Amazon.com, Inc. (a)	5,000	15,743,650

IT Consulting & Services - 3.6%
PayPal Holdings, Inc. (a)	75,000	14,777,250

Machinery - 8.3%
Generac Holdings, Inc. (a)	70,000	13,554,800
IDEX Corp.	20,000	3,648,200
The Toro Co.	74,000	6,212,300
Valmont Industries, Inc.	45,000	5,588,100
Xylem, Inc.	60,000	5,047,200
		34,050,600
Media & Entertainment - 4.2%
Alphabet, Inc. - Class A (a)	7,000	10,259,200
Facebook, Inc. - Class A (a)	27,000	7,071,300
		17,330,500
Metals & Mining - 1.7%
Newmont Goldcorp Corp.	110,000	6,979,500

Oil & Gas & Consumable Fuels - 2.2%
Cabot Oil & Gas Corp.	223,000	3,871,280
Chevron Corp.	31,500	2,268,000
ConocoPhillips	91,500	3,004,860
		9,144,140
Personal Products - 1.6%
The Estee Lauder Cos., Inc. - Class A	30,000	6,547,500

Pharmaceuticals - 4.8%
Merck & Co., Inc.	80,000	6,636,000
Pfizer, Inc.	115,000	4,220,500
Zoetis, Inc.	53,500	8,847,295
		19,703,795
Road & Rail - 2.9%
Kansas City Southern	40,000	7,233,200
Union Pacific Corp.	24,000	4,724,880
		11,958,080
Software - 9.8%
Adobe, Inc. (a)	30,000	14,712,900
Microsoft Corp.	80,000	16,826,400
Oracle Corp.	80,000	4,776,000
RealPage, Inc. (a)	35,000	2,017,400
Sprout Social, Inc. - Class A (a)	55,000	2,117,500
		40,450,200
Software & Services - 2.4%
Akamai Technologies, Inc. (a)	90,000	9,948,600

Specialty Retail - 2.0%
The Home Depot, Inc.	30,000	8,331,300

Textiles, Apparel & Luxury Goods - 1.7%
VF Corp.	100,000	7,025,000

TOTAL COMMON STOCKS
(Cost $186,454,459)		403,094,165

	Principal
U.S. GOVERNMENT ISSUE - 1.0%	Amount
U.S. Treasury Note - 1.0%
2.125%, 05/31/2021	$4,300,000	4,357,566

TOTAL U.S. GOVERNMENT ISSUE
(Cost $4,351,226)		4,357,566

SHORT-TERM INVESTMENT 1.3%	Shares
Money Market Fund - 1.3%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 0.02% (c)	5,194,596	5,194,596

TOTAL SHORT-TERM INVESTMENT
(Cost $5,194,596)		5,194,596

Total Investments - 100.0%		412,646,327
(Cost $196,000,281)
Liabilities in Excess of Other Assets - 0.0%		(142,074)
TOTAL NET ASSETS - 100.0%		$412,504,253

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Fair Value Measurement Summary at September 30, 2020 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded.  Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price ("NOCP").  Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets.  Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded.  Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service.  Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded.  Forward contracts are valued based on the forward rate using information provided by an independent pricing service.  Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees.  The Board of Trustees has established policies and procedures for that authorize the Adviser to fair value a security in good faith under certain circumstances.  The Fund may use prices provided by independent pricing services to assist in the fair valuation of the Fund's portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -  Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -  Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of September 30, 2020, the Fund's assets carried at fair value were classified as follows:

LKCM Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$403,094,165	$–	$–	$403,094,165
U.S. Government Issue	–	4,357,566	–	4,357,566
Money Market Fund	5,194,596	–	–	5,194,596
Total Investments	$408,288,761	$4,357,566	$–	$412,646,327